Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade and other receivables	₽ 4,588	₽ 6,162
Financial assets
Trade and other receivables
Trade and other receivables	4,257	5,783
Cash receivable from agents
Trade and other receivables
Trade and other receivables	₽ 1,848	2,748
Cash receivable from agents | Minimum
Trade and other receivables
Receivables, interest rate	20.00%
Cash receivable from agents | Maximum
Trade and other receivables
Receivables, interest rate	36.00%
Credit terms for receivables	30 days
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	₽ 1,941	2,678
Commissions receivable
Trade and other receivables
Trade and other receivables	166	137
Other receivables
Trade and other receivables
Trade and other receivables	302	220
Advances issued
Trade and other receivables
Trade and other receivables	331	379
Gross carrying amount
Trade and other receivables
Trade and other receivables	4,857	6,451
Gross carrying amount | Financial assets
Trade and other receivables
Trade and other receivables	4,524	6,071
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	2,025	2,947
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	1,952	2,690
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	187	158
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	360	276
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	333	380
Loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(269)	(289)
Loss allowance / Impairment | Financial assets
Trade and other receivables
Trade and other receivables	(267)	(288)
Loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(177)	(199)
Loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(11)	(12)
Loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(21)	(21)
Loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	(58)	(56)
Loss allowance / Impairment | Advances issued
Trade and other receivables
Trade and other receivables	₽ (2)	₽ (1)